As filed with the Securities and Exchange Commission on February 22, 2018

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 142	☒
and/or
REGISTRATION STATEMENT
Under the Investment Company Act of 1940
Amendment No. 145	☒

HIGHLAND FUNDS II
(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 877-665-1287

(Name and Address of Agent for Service)	Copy to:
Mr. Dustin Norris c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Eric S. Purple, Esq. Christopher J. Zimmerman, Esq. Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 142 under the Securities Act and Amendment No. 145 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 22nd day of February, 2018.

By:	/s/ J. Bradley Ross
J. Bradley Ross President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Dustin Norris
Dustin Norris	Trustee	February 22, 2018

/s/ Ethan Powell
Ethan Powell*	Trustee	February 22, 2018

/s/ Timothy K. Hui
Timothy K. Hui*	Trustee	February 22, 2018

/s/ Dr. Bob Froehlich
Dr. Bob Froehlich*	Trustee	February 22, 2018

/s/ John Honis
John Honis*	Trustee	February 22, 2018

/s/ Bryan A. Ward
Bryan A. Ward*	Trustee	February 22, 2018

/s/ Frank Waterhouse
Frank Waterhouse	Treasurer, Principal Accounting Officer and Principal Financial Officer	February 22, 2018

* By:	/s/ J. Bradley Ross
J. Bradley Ross
Attorney in Fact**

February 22, 2018

**	Pursuant to powers of attorney dated December 8, 2017, incorporated herein by reference to Post-Effective Amendment No. 141 to the Registration Statement, previously filed with the Commission on January 25, 2018 (Accession Number 0001193125-18-019678).

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase